Goodwill and Intangible Assets - Changes To The Net Book Value Of Goodwill And Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	$ 44.8	$ 48.7
Additions	3.3	4.9
Acquisitions through business combinations (note 3)	449.2
Amortization	(15.4)	(8.9)	[1]	$ (9.4)	[1]
Foreign exchange and other	0.1	0.1
Intangible assets and goodwill, ending balance	482.0	44.8		48.7
Goodwill
Changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	23.2	23.2
Acquisitions through business combinations (note 3)	175.2
Foreign exchange and other	0.0	0.0
Intangible assets and goodwill, ending balance	198.4	23.2		23.2
Other intangible assets
Changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	10.4	15.9
Additions	0.0	0.0
Acquisitions through business combinations (note 3)	271.0
Amortization	(11.6)	(5.5)
Foreign exchange and other	0.0	0.0
Intangible assets and goodwill, ending balance	269.8	10.4		15.9
Computer software assets
Changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	11.2	9.6
Additions	3.3	4.9
Acquisitions through business combinations (note 3)	3.0
Amortization	(3.8)	(3.4)
Foreign exchange and other	0.1	0.1
Intangible assets and goodwill, ending balance	$ 13.8	$ 11.2		$ 9.6

[1]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)